PAGE
IDS
Precious
Metals
Fund

1996 Semiannual Report
(Picture of icon: cart of precious gems)

The goal of IDS Precious Metals Fund, Inc. is long-term growth of capital.
The Fund invests primarily in securities of companies engaged in exploration, mining, processing or distribution of gold and other precious metals. Most of these companies will be located outside of the United States.

Distributed by
American Express
Financial Advisors Inc.

PAGE
(Picture of icon:  cart of precious gems)

While investors typically look to stocks and bonds for the best return on their money, there are times when hard assets such as gold can play a small but important role in a diversified portfolio. Because owning the metal itself is often impractical, most investors put their money in stocks of companies that mine gold and other precious metals. Those stocks, which form the bedrock of IDS Precious Metals Fund, usually move in tandem with the prices of the metals.

Contents
From the president         3
From the portfolio manager          3
Ten largest holdings       5
Financial statements       6
Notes to financial statements       9
Investments in securities           25
Board members and officers          27
IDS mutual funds           28


PAGE
To our shareholders

(Picture of:  William R. Pearce)
William R. Pearce
President of the Fund

(Picture of:  Richard Warden)
Richard Warden
Portfolio manager

From the president
The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

William R. Pearce

PAGE
From the portfolio manager

After a spectacular surge early in 1996, gold stocks cooled off considerably during the past six months, resulting in a comparatively modest gain by IDS Precious Metals Fund. For investors in the Fund's Class A shares, that meant a total return (net asset value change and dividends) of 4.3% for the April through September period, the first half of the Fund's current fiscal year.

The period began with gold stocks still sprinting ahead, continuing a trend that had been in place for more than a year. Although gold is traditionally viewed as a hedge against rising inflation, in this case inflation remained well-behaved in most major world markets. (Consistent with the subdued inflation level, the price of gold, which typically moves in tandem with inflation, fluctuated to only a small degree.) Instead, the run-up stemmed more from a fundamental factor -- demand for gold outstripping supply. That condition was joined early in 1996 by another familiar force in the gold market -- speculation by investors wanting to get in on what appeared to be a nonstop investment bandwagon.

Summer slump

But, following powerful upward moves in April and May, the bandwagon finally broke down in June, sending gold stocks sprawling. In fact, this Fund, which was up more than 18% for the prior two months, was down nearly 25% in June alone. (So much for the merits of bandwagon-jumping.) The final three months of the period were, on a relative basis anyway, pretty calm.

While unpleasant, last summer's sell-off was not a shock to experienced gold-stock investors, myself included. The speculation level in the market had clearly become excessive, and excessiveness, sooner or later, gets corrected in financial markets. Much of the decline was concentrated in the stocks of small gold-exploration companies, many of them with limited track records.

The Fund owned several of those issues, which in general had been a big boon to performance in prior months. As the period progressed, I trimmed the Fund's exposure to such stocks and reduced major positions in some stocks that had experienced substantial price increases. There was little change in the period as to the regional mix of the holdings; nearly three-fourths remained in stocks of companies located outside the U.S., namely Canada, Australia and South Africa.

A similar environment

Looking to the rest of the fiscal year, the environment is virtually the same as it was six months, or even a year ago. Gold demand, led by China, India and the U.S., remains healthy, while supply, on the other hand, continues to lag behind. The other influencing factor, inflation, still has yet to become a serious threat in major global markets. On a long-term basis, the supply/demand situation supports the case for higher gold-stock prices, but, as was evident this past six months, substantial volatility will likely be part of any underlying trend in the gold market.

Richard Warden

PAGE
IDS Precious Metals Fund, Inc.

Class A
6-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1996         $14.35
_____________________________
March 31, 1996         $13.75
_____________________________
Increase               $ 0.60
_____________________________


Distributions
April 1, 1996 - Sept. 30, 1996
_____________________________
From income            $   --
_____________________________
From capital gains         --
_____________________________
Total distributions    $   --
_____________________________
Total return*           +4.3%**
_____________________________

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1996         $14.18
_____________________________
March 31, 1996         $13.65
_____________________________
Increase               $ 0.53
Distributions
April 1, 1996 - Sept. 30, 1996
_____________________________
From income            $   --
_____________________________
From capital gains         --
_____________________________
Total distributions    $   --
_____________________________
Total return*           +3.9%**
_____________________________

Class Y
6-month performance
   (All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1996         $14.37
_____________________________
March 31, 1996         $13.76
_____________________________
Increase               $ 0.61
_____________________________

Distributions
April 1, 1996 - Sept. 30, 1996
_____________________________
From income            $   --
_____________________________
From capital gains         --
_____________________________
Total distributions    $   --
_____________________________
Total return*           +4.4%**
_____________________________


 *The prospectus discusses the effect of
   sales charges, if any, on the various
   classes.

**The total return is a hypothetical
    investment in the Fund with all
    distributions reinvested.

PAGE
IDS Precious Metals Fund, Inc.

The Fund's ten largest holdings

Picture of pie chart: The ten holdings listed here make up 43.47% of the Fund's net assets

                                                                Percent           Value
                                                       (of Fund's net assets)  (as of Sept. 30, 1996)
Bre-X Mineral                                                   6.77%           $7,695,412
This company, directly and through joint ventures, is engaged in the acquisition, exploration and development of mining properties.

Dayton Mining                                                   5.41             6,146,046
A South American precious metals producer.

Getchell Gold                                                   5.08             5,770,275
Explores for, develops mines and processes gold ore in North Central
Nevada.

Sons of Gwalia                                                  4.83             5,488,214
Australian company engaged in the mining and exploration of gold.

Freeport-McMoRan Copper & Gold                                  4.81             5,468,750
Involved in the exploration for, development, mining and milling of one containing copper, gold and silver in Indonesia.

Euro-Nevada Mining                                              4.78             5,431,489
North American gold royalty company.

Barrick Gold                                                    3.31             3,768,750
This company is engaged in the mining and exploration of gold in the
United States, Chile and Canada.

Ashanti Gold                                                    2.95             3,350,000
This company, through its subsidiaries, is engaged in the exploration, development and mining of gold.

Stillwater Mining                                               2.81             3,196,013
This company explores, develops, mines and produces platinum, palladium and associated metals from the Stillwater Complex located in the
Beartooth Mountains in Southern Montana.

TVX Gold                                                        2.72              3,089,547
A Canadian and South American precious metals producer.

PAGE

                         Statement of assets and liabilities

                         IDS Precious Metals Fund, Inc.
                         Sept. 30, 1996
_____________________________________________________________________________________________________________

                           Assets
______________________________________________________________________________________________________________
                                                                                                             (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $82,428,109)                                                                            $115,592,964
Cash in bank on demand deposit                                                                                  980,152
Dividends and accrued interest receivable                                                                       957,283
Receivable for investment securities sold                                                                       292,308
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                             11,079

_____________________________________________________________________________________________________________
Total assets                                                                                                117,833,786
_____________________________________________________________________________________________________________

                           Liabilities
_____________________________________________________________________________________________________________
Payable for investment securities purchased                                                                   2,241,436
Unrealized depreciation on foreign contracts held, at value (Notes 1 and 4)                                         461
Payable upon return of securities loaned (Note 6)                                                             1,800,000
Accrued investment management services fee                                                                       17,809
Accrued distribution fee                                                                                            457
Accrued service fee                                                                                               1,670
Accrued transfer agency fee                                                                                       1,856
Accrued administrative services fee                                                                                 572
Other accrued expenses                                                                                          124,571
_____________________________________________________________________________________________________________
Total liabilities                                                                                            4,188,832
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                                         $113,644,954
_____________________________________________________________________________________________________________

                           Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                                         $    79,259
Additional paid-in capital                                                                                   76,200,024
Undistributed net investment income                                                                             470,899
Accumulated net realized gain (Notes 1 and 6)                                                                 3,729,917
Unrealized appreciation of investments and on translation
   of assets and liabilities in foreign currencies (Note 4)                                                  33,164,855
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                                   $113,644,954
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:            Class A                                            $106,339,585
                                                          Class B                                          $  7,303,601
                                                          Class Y                                          $      1,768
Net asset value per share of outstanding capital stock: Class A shares 7,410,879                              $      14.35
                                                        Class B shares   514,926                              $      14.18
                                                          Class Y shares       123                            $      14.37
See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Precious Metals Fund, Inc.
                          Six month ended Sept. 30, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                            (Unaudited)
Income:
Interest                                                                                                     $1,202,156
Dividends (net of foreign taxes withheld of $10,270)                                                            234,781
_____________________________________________________________________________________________________________
Total income                                                                                                  1,436,937
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                              521,154
Distribution fee -- Class B                                                                                      21,638
Transfer agency fee                                                                                             107,761
Incremental transfer agency fee -- Class B                                                                          571
Service fee
  Class A                                                                                                        95,008
  Class B                                                                                                         5,047
Administrative services fee                                                                                      34,900
Compensation of board members                                                                                     2,767
Compensation of officers                                                                                            282
Custodian fees                                                                                                   33,580
Postage                                                                                                          11,638
Registration fees                                                                                               119,725
Audit fees                                                                                                       10,375
Administrative                                                                                                      591
Other                                                                                                             6,422
_____________________________________________________________________________________________________________
Total expenses                                                                                                 971,459
  Earnings credits on cash balances (Note 2)                                                                     (4,721)
_____________________________________________________________________________________________________________
Total net expenses                                                                                              966,738
__________________________________________________________________________________________________________________
Investment income -- net                                                                                        470,199
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
   (including gain of $1,087 from foreign currency transactions) (Note 3)                                    11,372,413
Net change in unrealized appreciation or depreciation of investments and on
   translation of assets and liabilities in foreign currencies                                               (7,053,325)
_____________________________________________________________________________________________________________
Net gain on investments and foreign currencies                                                                4,319,088
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                                         $4,789,287
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE

                          Financial statements

                          Statements of changes in net assets
                          IDS Precious Metals Fund, Inc.
 _____________________________________________________________________________________________________________
                           Operations and distributions             Sept. 30, 1996           March 31, 1996
                                                                           Six months ended       Year ended
                                                                        (Unaudited)

_____________________________________________________________________________________________________________

Investment income (loss) -- net                                                         $   470,199         $  (504,852)
Net realized gain on investments and foreign currencies                                  11,372,413          17,556,494
Net change in unrealized appreciation or depreciation of investments
and on translation of assets and liabilities in foreign currencies                       (7,053,325)         28,256,105
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                      4,789,287         45,307,747
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                                       --             (63,093)
_____________________________________________________________________________________________________________
                         Capital share transactions (Note 5)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                               92,018,704         114,090,666
   Class B shares                                                                         7,210,628           5,261,955
   Class Y shares                                                                                --               1,000
Reinvestment of distributions at net asset value
  Class A shares                                                                                 --              61,004
Payments for redemptions
  Class A shares                                                                        (91,527,216)       (129,488,052)
  Class B shares (Note 2)                                                                (3,338,187)         (2,659,608)
_____________________________________________________________________________________________________________
Increase (decrease) in net assets from capital share transactions                         4,363,929         (12,733,035)
_____________________________________________________________________________________________________________
Total increase in net assets                                                              9,153,216          32,511,619

Net assets at beginning of period                                                       104,491,738          71,980,119
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of
  $470,899 and $700)                                                                   $113,644,954        $104,491,738
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
Notes to financial statements

IDS Precious Metals Fund, Inc.
(Unaudited as to Sept. 30, 1996)
______________________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Fund invests primarily in securities of companies engaged in the exploration, mining, processing or distribution of gold and other precious metals. Most of these companies will be located outside of the United States. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such automatically convert to Class A after eight years. Class Y shares, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Investments in metals, if any, are valued daily using data from independent brokers and pricing services.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount is accrued daily.
______________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Gold Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $55,825 for the six months ended Sept. 30, 1996.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors for distributing Fund shares were $299,705 for Class A and $5,809 for Class B for the six months ended Sept. 30, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Sept. 30, 1996, the Fund's custodian and transfer agency fees were reduced by $4,721 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members.  The plan was terminated April 30, 1996.
The total liability for the plan is $5,575, which will be paid out at some future date.
______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $49,827,741 and $44,029,441, respectively, for the six months ended Sept. 30, 1996. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $3,400 for the six months ended Sept. 30, 1996.
______________________________________________________________________________
4. Foreign currency contracts

The Fund may enter into forward foreign currency exchange contracts for hedging purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

At Sept. 30, 1996, the Fund had entered into three foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts are included in the accompanying financial statements. The terms of the open contract are as follows:


Exchange date      Currency to be         Currency to be           Unrealized                  Unrealized
                     delivered              received              appreciation               depreciation
______________________________________________________________________________________________________
Oct. 1, 1996               1,873,247          2,565,000                       $10,220              $   --
                           U.S. Dollar  Canadian Dollar
Oct. 2, 1996                 398,080              291,848                          --                 461
                           Canadian Dollar            U.S. Dollar
Oct. 15, 1996                357,110            487,500                           859                  --
                           U.S. Dollar  Canadian Dollar
                                                                             --------            --------
                                                                              $11,079               $ 461
/TABLE

5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                  Six months ended Sept. 30, 1996

                                    Class A         Class B            Class Y
_____________________________________________________________________________

Sold                              6,362,333         497,823                 --
Issued for reinvested                    --              --                 --
   distributions
Redeemed                         (6,302,422)       (230,484)                --
____________________________________________________________________________
Net increase                         59,911         267,339                 --
____________________________________________________________________________

                                  Year ended March 31, 1996

                                    Class A        Class B*           Class Y*
_____________________________________________________________________________

Sold                             11,145,976         478,047                120
Issued for reinvested                 6,147              --                 --
   distributions
Redeemed                        (12,805,371)       (235,650)                --
_____________________________________________________________________________
Net increase (decrease)          (1,653,248)        242,397                120
_____________________________________________________________________________
*Inception date was March 20, 1995.

____________________________________________________________________________
6. Lending of portfolio securities

At Sept. 30, 1996, securities valued at $1,353,600 were on loan to brokers. For collateral, the Fund received $1,800,000 in cash. Income from securities lending amounted to $9,229 for the six months ended
Sept. 30, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
______________________________________________________________________________
7. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.


PAGE

                           IDS Precious Metals Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal period ended March 31,
                           Per share income and capital changes*
                                                          Class A
                       1996**   1996  1995199419931992 1991     1990    1989     1988


Net asset value,                       $13.75   $7.99    $8.44    $6.00   $5.15    $5.40    $6.98    $6.76   $7.06    $8.57
beginning of period
                           Income from investment operations:
Net investment income (loss)              .06    (.05)     .04      .04     .04      .06      .12      .21     .12      .12

Net gains (losses)                        .54     5.82    (.45)    2.44     .84     (.24)   (1.57)     .10    (.30)    (.73)
(both realized
and unrealized)

Total from investment                     .60     5.77    (.41)    2.48     .88     (.18)   (1.45)     .31    (.18)    (.61)
operations
                           Less distributions:
Dividends from net                         --    (.01)    (.04)    (.04)   (.03)    (.07)    (.13)    (.09)   (.12)    (.11)
investment income

Distributions from                         --       --      --       --       --      --       --       --       --   (.79)
realized gains

Total distributions                        --    (.01)    (.04)    (.04)   (.03)    (.07)   (.13)    (.09)    (.12)   (.90)

Net asset value,                       $14.35   $13.75   $7.99    $8.44   $6.00    $5.15    $5.40    $6.98    $6.76   $7.06
end of period
                           Ratios/supplemental data
                                                    Class A
                                       1996**     1996    1995     1994     1993    1992     1991     1990     1989    1988


Net assets, end of                       $106     $101     $72      $74      $53     $53      $68      $91     $103    $118
period (in millions)

Ratio of expenses to                     1.63%+  1.65%    1.61%     .51%   1.79%   1.59%    1.48%    1.46%    1.33%   1.11%
average daily net assets++

Ratio of net income (loss)              .83%+   (.64%)     .31%     .46%    .86%     .64%   1.95%    2.75%    1.60%   1.44%
to average daily net assets

Portfolio turnover rate                   42%      50%     37%      49%      19%     21%      54%      76%      49%     77%
(excluding short-term
securities)

Average brokerage
commission rate+++                    $0.0232       --      --       --       --      --       --       --       --      --

Total return***                          4.3%    72.1%  (4.9%)    41.3%   17.2%    (3.3%)  (20.8%)    4.4%   (2.5%)  (8.1%)

                                   *For a share outstanding throughout the year.  Rounded to the nearest cent.
                                  **Six months ended Sept. 30, 1996 (Unaudited).
                                 ***Total return does not reflect payment of a sales charge.
                                   +Adjusted to an annual basis.


                                  ++Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
                                 +++Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
/TABLE

                           IDS Precious Metals Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal period ended March 31,
                           Per share income and capital changes*
                               Class B                       Class Y
                             1996***    1996    1995** 1996***    1996    1995**

Net asset value,              $13.65    $7.99   $7.72   $13.76    $7.99   $7.62
beginning of period
                           Income from investment operations:
Net investment income
(loss)                         (.01)     (.09)     .01     .07    (.04)       --

Net gains (both realized         .54     5.75     .26      .54     5.81      .37
and unrealized)

Total from investment            .53     5.66     .27      .61     5.77      .37
operations

Net asset value,              $14.18   $13.65    $7.99  $14.37   $13.76   $7.99
end of period
                           Ratios/supplemental data
                                     Class B                 Class Y
                             1996***     1996   1995** 1996***  1996  1995**

Net assets, end of                $7       $3      $--     $--   $--     $--
period (in millions)

Ratio of expenses to          2.44%#    2.31%     .08%# 1.35%#     1.39%    --%+
average daily net assets++

Ratio of net income to         .29%#    (1.18%)   .28%# 1.14%#     (.43%)   --%+
average daily net assets

Portfolio turnover rate          42%      50%      37%     42%      50%      37%
(excluding short-term
securities)

Total return+++                 3.9%    70.8%     3.5%    4.4%    72.3%    4.9%
Average brokerage
commission rate##            $0.0232       --       --   $0.0232     --       --

                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y.
                         ***Six months ended Sept. 30, 1996 (Unaudited).
                           +Ratio of expenses and net investment income to average daily net assets is not presented for class Y as only three shares were outstanding during the period.
                          ++Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
                         +++Total return does not reflect payment of a sales charge.
                           #Adjusted to an annual basis.
                          ##Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

PAGE

Investments in securities of unaffiliated issuers


IDS Precious Metals, Inc.                                    (Percentages represent value of
Sept. 30, 1996 (Unaudited)                               investments compared to net assets)
Investments in securities of unaffiliated issuers

Common stocks (91.2%)(c)
Issuer                                          Shares                  Value(a)
Australia (12.4%)
Acacia Resources                            1,500,000  (b)            2,767,864
Delta Gold                                    125,000  (b)              277,183
Golden Shamrock Mines                       3,583,300  (b,d)          2,695,903
Normandy Mining                               314,000                   427,716
Plutonic Resources                            600,000                 2,423,367
Sons of Gwalia                                900,000                 5,488,214

Total                                                                14,080,247

North/South America (71.5%)
America Mineral Fields                       90,000    (b)             495,649
Argosy Mining                               1,348,200  (b)            2,425,429
Argosy Mining                                 151,800  (b,e)            268,640
Arizona Star Resource                         100,000  (b)              719,609
Asia Pacific Resources                        175,000  (b)            1,285,016
Barrick Gold                                  150,000                 3,768,750
Bema Gold                                      50,000  (b,e)            356,133
Bre-X Minerals                                400,000  (b)            7,695,412
Cambiex Exploration                           380,000  (b)              348,787
Cambior                                       212,700                 2,920,652
Canarc Resources                              900,000  (b)            1,301,922
Carson Gold                                   400,000  (b)              754,852
Dayak Goldfield                               500,000  (b,e)            624,150
Dayton Mining                                 900,000  (b)            6,146,046
Eldorado                                      100,000  (b)              605,793
Euro-Nevada Mining                             12,500  (e)              362,099
Euro-Nevada Mining                            187,500                 5,431,489
First Dynasty Mines                           200,000  (b)              638,836
Francisco Gold                                208,500  (b)            2,005,616
Franco Nevada                                  78,700                 2,950,130
Franco Nevada                                  51,300  (e)            1,923,020
Freeport-McMoRan Copper & Gold                175,000                 5,468,750
Geomaque Exploration                          300,000  (b)              704,922
Getchell Gold                                 121,800  (b)            5,770,275
Goldcorp                                      210,000  (b)            1,850,423
Golden Knight Resources                       300,000  (b)            1,872,450
Granges                                       150,000  (b)              226,896
Greenstone Resources                          100,000  (b)            1,464,919
Java Gold                                     500,000  (b)              715,935
Kinross Gold                                   50,000  (b)              341,447
Meridian Gold                                 742,000  (b)            1,689,022
Metallica Resources                           300,000  (b)            1,046,370
Nevsun Resources                              250,000  (b)            1,835,737
Oliver Gold                                   350,000  (b,e)          1,657,670
Pangea Goldfields                             155,000  (b,e)            921,907
Romarco Minerals                              500,000  (b)            2,459,885
Stillwater Mining                             170,454  (b)            3,196,013
Tiomin Resources                              225,000  (b)              421,301
Triton Mining                                 132,200  (b)              519,344
TVI Pacific                                   476,000  (b,e)            611,665
TVI Pacific                                   200,000  (b)              257,002
TVX Gold                                      450,000  (b)            3,089,547
Valerie Gold                                   80,800  (b)              664,507
Williams Resources                          1,000,000  (b,e)          1,138,150
Williams Resources                            300,000  (b)              341,448

Total                                                                81,293,615

South Africa (3.6%)
Driefontein
  Consolidated ADR                            100,000                 1,039,844
Goldfields of South Africa                     10,000                   286,250
Loraine Gold Mines                            250,000  (b)              826,612
Vaalreef Exploration & Mining ADR             100,000                   800,000
Western Area Gold ADR                          76,611                 1,106,076

Total                                                                 4,058,782

United Kingdom (3.7%)
Ashanti Gold                                  200,000                 3,350,000
Bayrchik Gold                                 200,000  (b)              853,007

Total                                                                 4,203,007

Total common stocks
(Cost: $67,762,057)                                                 103,635,651


Other (4.0%)(c)


Issuer                                          Shares                  Value(a)

America Mineral Fields
  Warrants                                     45,000  (g)             $   --
Argosy Mining
  Warrants                                    250,000  (g)                 --
Banro Resource
  with warrants                                80,000  (b)              587,440
Campbell Resources
  Warrants                                    250,000                    91,785
Canarc Resources
  Warrants                                    230,000  (g)                 --
Golden Bear Minerals
  Special warrants                            500,000                   910,550
Granges
  Warrants                                     75,000  (g)                  --
Nevsun Resources
  Special warrants                            250,000                 1,835,738
Oliver Gold
  Warrants                                    225,000  (e)              660,866
Steppe Gold
  Special warrants                            300,000  (e)              462,600
Tombstone Exploration
  Warrants                                    350,000  (g)                  --
Valerie Gold
  Warrants                                      5,500  (g)                  --

Total other
(Cost: $7,514,054)                                                    $4,548,979

Short-term securities (5.6%)


Issuer                               Annualized      Amount              Value(a)
                                      yield on    payable at
                                       date of     maturity
                                   purchase
U.S. government agency (1.7%)
Federal Home Loan Mtge Corp
  Disc Nt
  10-10-96                              5.28%         $1,900,000       1,897,502

Commercial paper (3.9% )
Dean Witter
  10-30-96                           5.33         3,500,000     3,485,029
Mobil Australia Finance
  10-16-96                           5.34         1,000,000 (f)   997,783

Total                                                               4,482,812

Total short-term securities
(Cost: $6,380,314)                                             $6,380,314

Total investment in securities of unaffiliated issuers
(Cost: $81,656,425)                                               $114,564,944

Investments in securities of affiliated issuer (h)
Common stocks (0.9%)
Issuer                                         Shares                  Value(a)

Tombstone Exploration                         700,000  (b)        $  1,028,020

Total investments in securities of affiliated issuers
(Cost: $771,684)                                                  $  1,028,020

Total investments in securities
(Cost: $82,428,109)(i)                                              $115,592,964


Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially on loan.  See Note 7 to the financial statements.
(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) Presently negligible market value.
(h) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Sept. 30, 1996 are as follows:

Issuer                                                Beginning       Purchase   Sales       Ending     Dividend
                                                     cost               cost      cost       cost         income
      Tombstone Exploration                           $   --       $771,684      --          $771,684        --


(i) At Sept. 30, 1996, the cost of securities for federal income tax purposes was approximately $82,428,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $37,495,000
Unrealized depreciation                                   (4,330,000)
Net unrealized appreciation                               $33,165,000

PAGE
Board members and officers

Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
___________________________________________________________________
Other officer

 Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

 These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone- phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Precious Metals Fund
IDS Tower 10
Minneapolis, MN 55440-0010